Statement of Changes in Shareholders' Deficit - USD ($)	Total	IPO [Member]	Private Placement [Member]	Sponsor [Member]	Class A Ordinary Shares	Class A Ordinary Shares IPO [Member]	Class A Ordinary Shares Private Placement [Member]	Class B Ordinary Shares	Class B Ordinary Shares Sponsor [Member]	Additional Paid-in Capital	Additional Paid-in Capital IPO [Member]	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital Sponsor [Member]	Accumulated Deficit
Beginning Balance at Sep. 24, 2020	$ 0				$ 0			$ 0		$ 0				$ 0
Beginning Balance, Shares at Sep. 24, 2020					0			0
Issuance of Class B ordinary shares to Sponsor				$ 25,000					$ 690				$ 24,310
Issuance of Class B ordinary shares to Sponsor , Shares									6,900,000
Stock issued during period shares new issues		$ 260,146,223	$ 7,520,000			$ 2,760	$ 75				$ 260,143,463	$ 7,519,925
Stock issued during period shares new issues , Shares		27,600,000	752,000			27,600,000	752,000
Class A ordinary shares subject to possible redemption	(262,593,450)				$ (2,626)					(262,590,824)
Class A ordinary shares subject to possible redemption , Shares					(26,259,345)
Net loss	(97,764)													(97,764)
Ending Balance at Dec. 31, 2020	5,000,009				$ 209					5,096,874				(97,764)
Ending Balance at Dec. 31, 2020	(8,406,541)				$ 75			$ 690		0				(8,407,306)
Ending Balance, Shares at Dec. 31, 2020					2,092,655
Ending Balance, Shares at Dec. 31, 2020					752,000			6,900,000
Net loss	(371,642)				$ 0			$ 0		0				(371,642)
Ending Balance at Mar. 31, 2021	(8,778,183)				$ 75			$ 690		0				(8,778,948)
Ending Balance, Shares at Mar. 31, 2021					752,000			6,900,000
Beginning Balance at Dec. 31, 2020	(8,406,541)				$ 75			$ 690		0				(8,407,306)
Beginning Balance, Shares at Dec. 31, 2020					752,000			6,900,000
Net loss	(1,771,139)
Ending Balance at Jun. 30, 2021	(10,177,680)				$ 75			$ 690		0				(10,178,445)
Ending Balance, Shares at Jun. 30, 2021					752,000			6,900,000
Beginning Balance at Mar. 31, 2021	(8,778,183)				$ 75			$ 690		0				(8,778,948)
Beginning Balance, Shares at Mar. 31, 2021					752,000			6,900,000
Net loss	(1,399,497)													(1,399,497)
Ending Balance at Jun. 30, 2021	$ (10,177,680)				$ 75			$ 690		$ 0				$ (10,178,445)
Ending Balance, Shares at Jun. 30, 2021					752,000			6,900,000